Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of long term debt	$ 227,700	$ 230,000
Carrying value of long term debt	$ 223,392	$ 224,925